GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
1.	GENERAL

Golar LNG Limited (the "Company" or "Golar") was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas ("LNG") shipping interests of Osprey Maritime Limited ("Osprey"), which was owned by World Shipholding Limited ("World Shipholding"), a company indirectly controlled by trusts established by John Fredriksen for the benefit of his immediate family. Mr. Fredriksen is a Director, the Chairman and President of Golar. As of December 31, 2011, World Shipholding owned 46% (2010: 45.80%) of Golar.

As of December 31, 2011, the Company operated a fleet of twelve LNG carriers and Floating Storage Regasification Units ("FSRUs").  The Company leases three LNG carriers under long-term financial leases, owns eight vessels and has a 60% ownership interest in another LNG carrier, the Golar Mazo through a joint arrangement with the CPC Corporation, Taiwan, the Taiwanese state oil and gas company. The Company also had a 50% equity interest in a thirteenth vessel, in which it acquired the remaining 50% equity in January 2012.

During the first half of 2011, in a series of piecemeal acquisitions, the Company acquired the shares in Golar LNG Energy Ltd ("Golar Energy") as held by the non-controlling interests and then delisted the entity from the Norwegian stock exchange, the Oslo Axess.  Further detail is provided in note 26.

In April 2011, the Company completed an initial public offering ("IPO") of its subsidiary, Golar LNG Partners ("Golar Partners"), which is listed on the NASDAQ stock exchange.  As a result of the offering, the Company's ownership of Golar Partners was reduced to 65%.  For further detail, see note 26.

The financial statements have been prepared on a going concern basis.  As of April 27, 2012, the Company believes it will have sufficient facilities to meet its anticipated funding needs throughout 2012 to April 2013.  The Company will need additional facilities of $2.4 billion to meet commitments in respect of its as yet unfinanced 13 newbuildings.  The construction contracts include penalty clauses for non-payment of installments, which could result in the shipyard retaining the vessel with no refund to the Company for advance payments made.  The Company has a proven track record of successfully financing newbuildings.  More recently, in March 2012, the Company has successfully completed a private placement of convertible bonds raising $250 million gross proceeds.  Based on this success, among other things, the Company believes that it will be able to obtain sufficient facilities to meet its newbuilding commitments as they fall due.